11. Fair Value Measurement (Details Narrative) (September 2019) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018
Derivative Liability		$ 15,243
Net loss adjustment for period	$ (6,635,549)		$ (1,317,018)
Level 3 [Member]
Derivative Liability	$ 7,351,185